UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co. (The)	229	$34,478
Lockheed Martin Corp.	133	35,278
Raytheon Co.	240	35,890
United Technologies Corp.	339	36,517

		$142,163

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	320	$37,094

		$37,094

Automobiles — 1.1%
Ford Motor Co.	2,904	$34,732
General Motors Co.	1,086	37,499

		$72,231

Banks — 3.5%
F.N.B. Corp.	2,523	$38,552
People’s United Financial, Inc.	2,027	37,945
Trustmark Corp.	1,046	35,261
United Bankshares, Inc.	766	35,351
Valley National Bancorp	3,448	39,100
Wells Fargo & Co.	713	37,732

		$223,941

Beverages — 1.6%
Coca-Cola Co. (The)	863	$34,822
Dr Pepper Snapple Group, Inc.	374	32,441
PepsiCo, Inc.	346	34,634

		$101,897

Biotechnology — 1.1%
AbbVie, Inc.	571	$34,717
Amgen, Inc.	234	33,712

		$68,429

Capital Markets — 1.8%
CME Group, Inc.	329	$37,147
T. Rowe Price Group, Inc.	531	39,326
Thomson Reuters Corp.	833	35,994

		$112,467

Chemicals — 4.6%
Air Products and Chemicals, Inc.	254	$36,693
Dow Chemical Co. (The)	632	35,215
E.I. du Pont de Nemours & Co.	491	36,142
LyondellBasell Industries NV, Class A	410	37,031
Mosaic Co. (The)	1,427	40,527
Praxair, Inc.	290	34,887
RPM International, Inc.	691	36,561
Scotts Miracle-Gro Co. (The), Class A	373	34,044

		$291,100

Commercial Services & Supplies — 3.3%
Covanta Holding Corp.	2,279	$33,274

Security	Shares	Value
KAR Auction Services, Inc.	802	$33,813
Pitney Bowes, Inc.	2,449	35,143
Republic Services, Inc.	633	35,125
RR Donnelley & Sons Co.	1,888	32,832
Waste Management, Inc.	514	35,733

		$205,920

Communications Equipment — 1.6%
Cisco Systems, Inc.	1,112	$33,160
Harris Corp.	337	34,899
Motorola Solutions, Inc.	451	36,193

		$104,252

Containers & Packaging — 3.9%
AptarGroup, Inc.	466	$34,102
Avery Dennison Corp.	496	35,742
Bemis Co., Inc.	679	33,997
Greif, Inc., Class A	711	36,524
International Paper Co.	755	36,783
Sonoco Products Co.	661	35,780
WestRock Co.	713	36,506

		$249,434

Distributors — 0.6%
Genuine Parts Co.	378	$36,375

		$36,375

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	932	$36,003
CenturyLink, Inc.	1,467	34,504
Cogent Communications Group, Inc.	922	34,529
Verizon Communications, Inc.	706	35,229

		$140,265

Electric Utilities — 5.7%
ALLETE, Inc.	553	$34,186
American Electric Power Co., Inc.	580	34,249
Duke Energy Corp.	465	34,303
Entergy Corp.	456	31,341
Eversource Energy	608	31,385
Exelon Corp.	992	32,250
FirstEnergy Corp.	1,005	31,446
Pinnacle West Capital Corp.	441	32,603
PPL Corp.	1,008	33,728
Southern Co. (The)	735	34,413
Xcel Energy, Inc.	810	31,598

		$361,502

Electrical Equipment — 1.2%
Eaton Corp. PLC	545	$36,248
Emerson Electric Co.	656	37,025

		$73,273

Energy Equipment & Services — 3.0%
Baker Hughes, Inc.	557	$35,832
Halliburton Co.	740	39,287
Helmerich & Payne, Inc.	537	40,624
Oceaneering International, Inc.	1,417	37,763
Schlumberger, Ltd.	449	37,738

		$191,244

Security	Shares	Value
Food & Staples Retailing — 1.7%
CVS Health Corp.	456	$35,062
Sysco Corp.	708	37,701
Wal-Mart Stores, Inc.	470	33,102

		$105,865

Food Products — 2.1%
Conagra Brands, Inc.	941	$34,525
Flowers Foods, Inc.	2,193	34,036
General Mills, Inc.	534	32,542
Kellogg Co.	482	34,704

		$135,807

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	917	$34,910
Baxter International, Inc.	794	35,230
Becton, Dickinson and Co.	203	34,327
Medtronic PLC	484	35,337
Teleflex, Inc.	239	35,355

		$175,159

Health Care Providers & Services — 4.0%
AmerisourceBergen Corp.	455	$35,486
Anthem, Inc.	243	34,635
Cardinal Health, Inc.	504	35,789
Owens & Minor, Inc.	1,051	35,639
Patterson Cos., Inc.	914	35,408
Quest Diagnostics, Inc.	409	35,771
UnitedHealth Group, Inc.	242	38,314

		$251,042

Hotels, Restaurants & Leisure — 3.4%
Cracker Barrel Old Country Store, Inc.	216	$35,152
Darden Restaurants, Inc.	485	35,551
DineEquity, Inc.	436	36,441
Las Vegas Sands Corp.	590	36,975
McDonald’s Corp.	294	35,065
Six Flags Entertainment Corp.	607	34,987

		$214,171

Household Durables — 2.2%
Garmin, Ltd.	688	$35,886
Leggett & Platt, Inc.	721	34,651
MDC Holdings, Inc.	1,296	34,836
Tupperware Brands Corp.	615	34,096

		$139,469

Household Products — 2.7%
Church & Dwight Co., Inc.	792	$34,682
Clorox Co. (The)	287	33,166
Colgate-Palmolive Co.	534	34,833
Kimberly-Clark Corp.	297	34,336
Procter & Gamble Co. (The)	429	35,375

		$172,392

Industrial Conglomerates — 1.7%
3M Co.	205	$35,207
General Electric Co.	1,127	34,667
Honeywell International, Inc.	310	35,321

		$105,195

Security	Shares	Value
Insurance — 6.1%
Aflac, Inc.	480	$34,262
Arthur J. Gallagher & Co.	681	34,288
Chubb, Ltd.	275	35,200
Cincinnati Financial Corp.	469	35,991
Endurance Specialty Holdings, Ltd.	358	33,008
Everest Re Group, Ltd.	170	35,793
Marsh & McLennan Cos., Inc.	518	35,903
Old Republic International Corp.	1,985	35,472
Progressive Corp. (The)	1,046	34,832
Travelers Cos., Inc. (The)	314	35,592
Validus Holdings, Ltd.	687	37,332

		$387,673

IT Services — 4.5%
Accenture PLC, Class A	295	$35,232
Amdocs, Ltd.	563	33,200
Automatic Data Processing, Inc.	390	37,448
Broadridge Financial Solutions, Inc.	514	33,276
International Business Machines Corp.	229	37,148
Jack Henry & Associates, Inc.	424	36,651
Paychex, Inc.	598	35,252
Western Union Co.	1,708	35,919

		$284,126

Leisure Products — 0.6%
Mattel, Inc.	1,107	$34,948

		$34,948

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	231	$32,365

		$32,365

Machinery — 1.8%
Caterpillar, Inc.	392	$37,460
Cummins, Inc.	268	37,997
Illinois Tool Works, Inc.	289	36,177

		$111,634

Media — 1.7%
Cinemark Holdings, Inc.	848	$33,785
Omnicom Group, Inc.	413	35,906
Regal Entertainment Group, Class A	1,545	35,396

		$105,087

Metals & Mining — 2.2%
Commercial Metals Co.	1,601	$35,238
Compass Minerals International, Inc.	458	35,518
Kaiser Aluminum Corp.	423	34,851
Nucor Corp.	573	35,635

		$141,242

Multi-Utilities — 4.7%
Ameren Corp.	674	$33,107
Avista Corp.	844	34,157
Centerpoint Energy, Inc.	1,510	36,028
Consolidated Edison, Inc.	445	31,048
Dominion Resources, Inc.	448	32,834
DTE Energy Co.	368	34,257
Public Service Enterprise Group, Inc.	803	33,172
SCANA Corp.	461	32,514
WEC Energy Group, Inc.	583	32,654

		$299,771

Security	Shares	Value
Multiline Retail — 0.6%
Target Corp.	451	$34,835

		$34,835

Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	317	$35,365
ConocoPhillips	732	35,517
EOG Resources, Inc.	374	38,342
Exxon Mobil Corp.	401	35,007
HollyFrontier Corp.	1,378	39,645
Kinder Morgan, Inc.	1,665	36,963
Marathon Petroleum Corp.	769	36,158
Occidental Petroleum Corp.	486	34,681
Oneok, Inc.	683	37,517
Phillips 66	411	34,146
Spectra Energy Corp.	864	35,381
Targa Resources Corp.	744	39,648
Valero Energy Corp.	561	34,535
Western Refining, Inc.	993	35,619
Williams Cos., Inc. (The)	1,147	35,213

		$543,737

Paper & Forest Products — 0.6%
Domtar Corp.	912	$35,814

		$35,814

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	644	$36,347
Eli Lilly & Co.	521	34,970
Johnson & Johnson	316	35,171
Merck & Co., Inc.	578	35,368
Pfizer, Inc.	1,031	33,136

		$174,992

Professional Services — 0.5%
Nielsen Holdings PLC	762	$32,842

		$32,842

Semiconductors & Semiconductor Equipment — 2.2%
Linear Technology Corp.	547	$34,204
Maxim Integrated Products, Inc.	835	32,790
QUALCOMM, Inc.	514	35,019
Texas Instruments, Inc.	465	34,378

		$136,391

Software — 0.6%
CA, Inc.	1,107	$35,380

		$35,380

Specialty Retail — 0.5%
Home Depot, Inc. (The)	266	$34,420

		$34,420

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	2,407	$38,464

		$38,464

Tobacco — 2.1%
Altria Group, Inc.	520	$33,244
Philip Morris International, Inc.	392	34,606
Reynolds American, Inc.	602	32,568
Vector Group, Ltd.	1,586	33,861

		$134,279

Total Common Stocks (identified cost $5,662,014)		$6,308,687

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(1)	53,988	$53,999

Total Short-Term Investments (identified cost $53,999)		$53,999

Total Investments — 100.7% (identified cost $5,716,013)		$6,362,686

Other Assets, Less Liabilities — (0.7)%		$(43,798)

Net Assets — 100.0%		$6,318,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $263.

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,720,613

Gross unrealized appreciation	$756,691
Gross unrealized depreciation	(114,618)

Net unrealized appreciation	$642,073

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$6,308,687	*	$—	$—	$6,308,687
Short-Term Investments	—		53,999	—	53,999
Total Investments	$6,308,687		$53,999	$—	$6,362,686

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2017